Acquisition of Piranema Spirit (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Assets Acquired and Liabilities Assumed by Partnership

The following table summarizes the fair values of the assets acquired and liabilities assumed by the Partnership.

(in thousands of U.S. dollars)	As at November 30, 2011 $
ASSETS
Cash and cash equivalents	2,439
Other current assets	5,308
Vessels and equipment	292,242
Other assets - long-term	659

Total assets acquired	300,648

LIABILITIES
Current liabilities	8,458
In-process revenue contracts	127,900

Total liabilities assumed	136,358

Net assets acquired	164,290

Cash consideration	164,290

Net cash consideration	161,851

Consolidated Pro Forma Financial Information

The following table shows comparative summarized consolidated pro forma financial information for the Partnership for the years ended December 31, 2011 and 2010, giving effect to the acquisition of a 100% interest in the Piranema Spirit FPSO unit as if it had taken place on January 1, 2010:

(in thousands of U.S. dollars, except per unit data)	Pro Forma Year ended December 31, 2011 (unaudited) $	Pro Forma Year ended December 31, 2010 (unaudited) $
Revenues	1,000,209	955,083
Net (loss) income	(98,030)	76,449
Limited partners’ interest in net (loss) income per common unit – basic	(1.60)	0.99
Limited partners’ interest in net (loss) income per common unit – diluted	(1.60)